Risk Management Activities - Non-Hedges (Details) $ in Millions, kJ in Billions	12 Months Ended
	Dec. 31, 2019 CAD ($) MWh	Dec. 31, 2018 CAD ($) MWh	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 kJ	Dec. 31, 2019 t	Dec. 31, 2019 J	Dec. 31, 2019 MW	Dec. 31, 2018 kJ	Dec. 31, 2018 t	Dec. 31, 2018 J	Dec. 31, 2018 MW
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives | $	$ 33	$ 29	$ 45
Gains on change in fair value of derivatives | $	24	3	28
Unrealised Loss On Change In Fair Value Of Derivatives | $	6	4	(2)
Unrealised Gains On Change In Fair Value Of Derivatives | $	$ 18	$ (1)	$ 30
Electricity | Non-Hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount sold | MWh	16,097,000	58,885,000
Notional amount purchased | MWh	7,204,000	37,023,000
Natural gas | Non-Hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount sold				80,413		38,062,000		74,194		80,413,000
Notional amount purchased				110,488		55,023,000		103,805		110,488,000
Transmission | Non-Hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount sold | MWh	0	29,000
Notional amount purchased | MWh	1,818,000	11,163,000
Emissions | Non-Hedges | Commodity risk management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount sold | MW							184,000				0
Notional amount purchased | MW							138,000				0
Notional amount sold | t					2,436,000				3,134,000
Notional amount purchased | t					2,446,000				2,948,000